Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2021	2020
	£m	£m
Trade payables	2,165	2,205
Deferred payables	154	137
Customer contributions¹	138	84
Social security and other taxes	140	202
Contingent consideration (note 38)	39	30
Other payables	881	944
	3,517	3,602
1.    Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.